GOODWILL (Details) - Schedule of changes in goodwill - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Beginning balance	$ 18,508	$ 20,190	$ 20,190	$ 18,508
Additions				1,682
Impairment		(1,682)	(1,682)		[1]
Ending balance	18,508		18,508	20,190
Cannabinoid [Member]
Goodwill [Line Items]
Beginning balance	18,508	18,508	18,508	18,508
Additions
Impairment
Ending balance	18,508		18,508	18,508
Non- Cannabinoid [Member]
Goodwill [Line Items]
Beginning balance		1,682	1,682
Additions				1,682
Impairment		(1,682)	(1,682)
Ending balance				$ 1,682

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.